Organization and Significant Accounting Policies - Additional Information (Detail)					2 Months Ended	3 Months Ended				5 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Apr. 01, 2018 USD ($)	Mar. 15, 2018	Dec. 18, 2017 shares	Jul. 25, 2014 shares	Jun. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) Reporting_unit shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash and cash equivalents						$ 486,396,000					$ 184,224,000	$ 486,396,000		$ 184,224,000	$ 141,590,000	$ 186,706,000
Company's Class A common stock in the calculation of diluted income per share | shares						125			125			125	125	125	125	101
Net income (loss)						$ 35,949,000			$ 22,589,000			$ (23,163,000)	$ (35,207,000)	$ (21,172,000)	$ (1,157,332,000)	$ 386,405,000
Shares of common stock | shares				100
Shares of common stock | shares			25
Total consideration	$ 81,600,000
Fair value of contingent consideration	4,600,000
Hold back liabilities	$ 800,000
Loss on fair value of assets acquired															79,165,000
Gains (losses) from foreign exchange rate changes														$ (2,900,000)	(4,400,000)	300,000
Maturity of cash and cash equivalents														Three months or less
Capitalized costs amortized														Five years
Measurement period after acquisition closing date														1 year
Number of reporting units | Reporting_unit														2
Contract term														1 year
Remaining performance obligations contracts term											1 year			1 year
Deferred revenue															32,100,000
Uncertain tax positions														$ 600,000	600,000
Uncertain tax positions increase duration														12 months
Pre-tax internal rate of return			20.00%
Percentage of awards subject to performance			25.00%
Awards vesting term														4 years
Accounting Standards Update 2016-02 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted											true			true
Change in Accounting Principle, Accounting Standards Update, Adoption Date											Feb. 28, 2016			Feb. 28, 2016
Change in Accounting Principle, Accounting Standards Update, Early Adoption											true			true
Accounting Standards Update 2020-04 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted											false			false
Change in Accounting Principle, Accounting Standards Update, Adoption Date											Mar. 31, 2020			Mar. 31, 2020
Change in Accounting Principle, Accounting Standards Update, Early Adoption											false			false
Accounting Standards Update 2018-13 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted											false			false
Change in Accounting Principle, Accounting Standards Update, Adoption Date											Aug. 31, 2018			Aug. 31, 2018
Change in Accounting Principle, Accounting Standards Update, Early Adoption											false			false
Share-based Payment Arrangement, Tranche One [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of awards vested														75.00%
Pre-tax internal rate of return											8.00%			8.00%
Share-based Payment Arrangement, Tranche Two [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Pre-tax internal rate of return											20.00%			20.00%
Percentage of awards vested														25.00%
Share-based Payment Arrangement, Tranche Three [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of awards subject to performance			75.00%
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Notice period for renewal or cancellation														30 days
Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Notice period for renewal or cancellation														120 days
Sales Unit [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage fair value of reporting unit											3.50%			3.50%
Quantitative impairment recognized															652,000,000	0
Sales reporting unit written down															0
Marketing Unit [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage fair value of reporting unit											20.00%			20.00%
Quantitative impairment recognized																$ 0
Marketing Revenues [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Quantitative impairment recognized															$ 580,000,000
Common Class C [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of awards vested		75.00%
Pre-tax internal rate of return		20.00%
Percentage of awards vested		25.00%
Awards vesting term		4 years
Predecessor Company
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Federal deposit insurance											$ 250,000	250,000
Cash and cash equivalents						514,982			1,223,868	$ 1,223,868	951,060	514,982	$ 1,223,868	$ 951,060
Net of applicable taxes available to be withdrawn from the Trust Account											3,600,000
Franchise taxes											100,000
Withdrawn from Trust Account for working capital											$ 279,580
Common stock subject to possible redemption, description											The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security at the end of each reporting period. Increases or decreases in the carrying amount of redeemable shares of approximately $3.6 million, less franchise taxes of $100,000, income taxes of $730,672 and working capital expense of $279,580 (up to $1,000,000) or $2,469,141 of Class A common stock shall be affected by charges against additional paid-in capital.
Marketable securities											$ 452,816,525			$ 452,816,525
Net income (loss)					$ (2,000)	$ (4,980,376)	$ 17,629	$ 901,393	$ 1,163,222	$ 1,161,222	2,469,141	$ (4,061,354)
Predecessor Company | Class A Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Franchise taxes											1,000,000
Withdrawn from Trust Account for working capital											$ 279,580
Common stock shares redemption | shares						42,907,031					43,313,166	42,907,031		43,313,166
Marketable securities											$ 3,600,000			$ 3,600,000
Applicable taxes											$ 830,672
Predecessor Company | Class A Common Stock | Initial Public Offering And Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company's Class A common stock in the calculation of diluted income per share | shares											18,583,333